Nuveen Santa Barbara Global Growth Fund

Summary Prospectus   |   November 30, 2010, as supplemented August 15, 2011

Ticker: Class A–NGGAX, Class C–NGGCX, Class R3–NGGRX, Class I–NGWIX

This summary prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the fund’s complete prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at www.nuveen.com/MF/resources/eReports.aspx. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The fund’s prospectus and statement of additional information, both dated November 30, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The investment objective of the fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 12 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 14 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-43 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fee	None	None	None	None
Redemption Fee	2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)[1]	$15	$15	None	$15

Annual Fund Operating Expenses2

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	0.84%		0.84%		0.84%		0.84%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses	2.75%		2.75%		2.75%		2.75%
Total Annual Fund Operating Expenses	3.84%		4.59%		4.09%		3.59%
Fee Waivers and Expense Reimbursements[3]	(2.40%	)	(2.40%	)	(2.40%	)	(2.40%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.44%		2.19%		1.69%		1.19%
1	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA). Other accounts with balances below $1,000 may be liquidated at the discretion of the fund’s investment adviser upon prior written notice to shareholders.

2	The fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2010, as if such changes had been in effect during the entire fiscal year ended July 31, 2010. The information has been restated to better reflect anticipated expenses of the fund.

3	The fund’s investment adviser has agreed to waive fees and reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.20% (1.45% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

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Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$713	$222	$172	$121	$713	$222	$172	$121
3 Years	$1,030	$712	$560	$405	$1,030	$712	$560	$405
5 Years	$1,395	$1,254	$999	$738	$1,395	$1,254	$999	$738
10 Years	$2,417	$2,737	$2,223	$1,680	$2,417	$2,737	$2,223	$1,680

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and non-U.S. equity securities. Although the fund will concentrate its investments in developed markets, it may invest up to 25% of its net assets in companies located in emerging market countries. The fund will invest at least 40% of its net assets in non-U.S. equity securities.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Fund Performance

Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.

Management

Investment Adviser

Nuveen Fund Advisors, Inc.

Sub-Adviser

Santa Barbara Asset Management, LLC (“SBAM”)

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Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Nancy M. Crouse, CFA	Co-Chief Investment Officer	2010
Tracy Stouffer, CFA	International Portfolio Manager	2009

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or other financial intermediary or directly from the fund. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

		Available only through certain retirement plans. No minimum.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund, its distributor or its investment adviser may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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MPM-SBGG-0811P